INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2019
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

NOTE 9 — INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

	Investments in	Investments in	Investments in	Investments in
	North America	South America	Special Steel	Brazil	Others	Total
Balance as of January 1, 2017	303,526	404,522	—	—	90,796	798,844
Equity in earnings	(111,581)	41,553	15,460	—	19,971	(34,597)
Other comprehensive income	(10,485)	(6,260)	—	—	—	(16,745)
Capital increase	178,670	—	184,187	—	—	362,857
Joint venture creation	—	145,084	—	—	—	145,084
Contingent price complement	—	—	—	—	65,500	65,500
Dividends/Interest on equity	(14,050)	—	—	—	(26,594)	(40,644)
Balance as of December 31, 2017	346,080	584,899	199,647	—	149,673	1,280,299
Equity in earnings	(77,909)	51,648	15,629	(1,700)	22,473	10,141
Other comprehensive income	33,101	96,045	(1,377)	(2,050)	—	125,719
Capital increase	—	—	—	7,000	—	7,000
Dividends/Interest on equity	—	(31,359)	—	—	(23,998)	(55,357)
Balance as of December 31, 2018	301,272	701,233	213,899	3,250	148,148	1,367,802
Equity in earnings	(111,637)	66,468	6,779	(828)	22,168	(17,050)
Other comprehensive income	28,182	21,282	3,523	2,051	—	55,038
Capital increase	463,990	—	—	7,000	—	470,990
Capital reduction	—	(20,344)				(20,344)
Dividends/Interest on equity	—	(20,247)	—	—	(23,790)	(44,037)
Balance as of December 31, 2019	681,807	748,392	224,201	11,473	146,526	1,812,399